Other (Income)/Deductions - Net - Footnotes - Additional Information About Impaired Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total	$ 1,229
Impairment	2,770	$ 3,100	$ 337
Developed Technology Rights [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	1,213
Impairment	2,639		$ 20
Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total	0
Level 1 [Member] | Developed Technology Rights [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	0
Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total	0
Level 2 [Member] | Developed Technology Rights [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	0
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total	1,229
Level 3 [Member] | Developed Technology Rights [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	1,213
In Process Research and Development [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––IPR&D	16
Impairment	131
In Process Research and Development [Member] | Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––IPR&D	0
In Process Research and Development [Member] | Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––IPR&D	0
In Process Research and Development [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––IPR&D	$ 16